Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Sep. 30, 2019	Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Share capital	£ 1,298	£ 1,289
Share premium	79,534	79,426
Share capital and share premium	£ 80,832	£ 80,715
Ordinary shares of £0.04 each	32,456	32,226